GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
GPS Funds II

GuidePath® Multi-Asset Income Allocation Fund

(each, a "Fund" and, collectively, the "Funds")

Institutional Shares

SUPPLEMENT TO THE PROSPECTUS

DATED JULY 31, 2017

The date of this supplement is June 22, 2018.

1.       As of January 1, 2018, the expense limitation agreement for the GuidePath® Conservative Allocation Fund, GuidePath® Absolute Return Allocation Fund and GuidePath® Flexible Income Allocation Fund has been revised to reflect a reduction in each Fund's contractual expense cap.  The revised expense cap for the Institutional Shares of each Fund is as follows:

Fund	Revised Expense Cap
GuidePath® Conservative Allocation Fund	0.10%
GuidePath® Absolute Return Allocation Fund	0.20%
GuidePath® Flexible Income Allocation Fund	0.15%

2.       To reflect the above information and also to reflect updated expenses for the Funds, the information appearing under the headings "Fees and Expenses of the Fund" and "Example" in the Summary Section of each Fund's prospectus is as follows:

GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GuidePath® Multi-Asset Income Allocation Fund Institutional Shares
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%	[1]
Acquired Fund Fees and Expenses	0.38%	[2]
Total Annual Fund Operating Expenses	0.92%	[3]
[1]	Other Expenses have been restated to reflect expenses for the most recent fiscal year completed March 31, 2018.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds. Acquired Fund Fees and Expenses have been restated to reflect estimated current amounts.
[3]	Note that the Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund, because the expenses presented in the "Financial Highlights" section do not include indirect expenses such as Acquired Fund Fees and Expenses, but do include the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
GuidePath® Multi-Asset Income Allocation Fund | Institutional Shares | USD ($)	94	293	509	1,131

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE